Intangible Assets, Net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net
Amortization of intangible assets	¥ 129	$ 18	¥ 128	¥ 138
Amortization expenses expected in 2026	129
Amortization expenses expected in 2027	129
Amortization expenses expected in 2028	129
Amortization expenses expected in 2029	75
Amortization expenses expected thereafter	0
Impairment for intangible assets	¥ 0		¥ 24,268	¥ 0